Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of intangible assets
There were no changes to the carrying amount of goodwill in the three months ended March 31, 2024. We recognized an aggregate $269.9 million impairment of goodwill and intangibles in 2022. Changes in the carrying amount of intangible assets were as follows (in thousands):

		March 31, 2024				December 31, 2023
			Accumulated				Accumulated
	Useful life	Gross amount	amortization	Impairment	Net amount	Gross amount	amortization	Impairment	Net amount
Goodwill	indefinite	$651,244	$—	$(254,893)	$396,351	$651,597	$—	$(254,893)	$396,704
Trademarks	indefinite	50,000	—	(15,000)	35,000	50,000	—	(15,000)	35,000
Customer relationships	4 years	84,065	(75,944)	—	8,121	84,271	(75,387)	—	8,884
Purchased technology	5-10 years	52,545	(45,720)	—	6,825	52,707	(45,544)	—	7,163
Development costs	3 years	9,486	(9,486)	—	—	9,486	(9,486)	—	—
Software	4-5 years	2,954	(2,470)	—	484	2,968	(2,444)	—	524

Total		$850,294	$(133,620)	$(269,893)	$446,781	$851,029	$(132,861)	$(269,893)	$448,275

Summary of estimated amortization expense
The following reflects amortization expense related to intangible assets included with depreciation and amortization (in millions):

	Three months ended March 31,
	2024	2023
Amortization Expense	0.8 million	0.0 million